SEC Registration Nos.

Nos. 811-03418 and 002-76527

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940
Amendment No. 44	☒

Calvert Cash Reserves

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	Immediately upon filing pursuant to paragraph (b)

☐	on, [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on, [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on, [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 43 filed on January 30, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 7th day of February 2013.

CALVERT CASH RESERVES

By:

**
Barbara J. Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 7th day of February 2013, by the following persons in the capacities indicated.

Signature	Title

**	President and Trustee
Barbara J. Krumsiek	(Principal Executive Officer)

**	Principal Accounting Officer
Ronald M. Wolfsheimer

**	Trustee
Richard L. Baird, Jr.

**	Trustee
Douglas E. Feldman

**	Trustee
John G. Guffey, Jr.

**	Trustee
M. Charito Kruvant

**	Trustee
D. Wayne Silby

**	Trustee
Anthony A. Williams

**By:	/s/ Lancelot A. King
Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 43, dated January 30, 2013, accession number 0000701219-13-000001.

Calvert Cash Reserves

Post-Effective Amendment No. 44

Registration No. 002-76527

EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

XBRL Taxonomy Extension Calculation Linkbase	Ex-101.cal